Related Party Transactions (Details) - Schedule of related party transactions ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
Related Party Transaction [Line Items]
Loan provided to related parties				¥ 837
Repayment of loan from related parties				180	490
Repayment of loan to related party				837
Shenzhen Red Lake Shengchuang Investment LLP [Member]
Related Party Transaction [Line Items]
Loan provided to related parties	[1]			718
Repayment of loan from related parties	[1]			175
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan provided to related parties	[2]			119
Repayment of loan from related parties	[2]			5
Shenzhen Taozhan Trade Co., Ltd. [Member]
Related Party Transaction [Line Items]
Repayment of loan from related parties	[3]				410
Mr. Yu Haifeng [Member]
Related Party Transaction [Line Items]
Repayment of loan from related parties	[4]				80
Tibet Zhuli Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan received from related party	[5]				50,000
Interest expense	[5]				1,048
Repayment of loan to related party	[5]				51,048
Red Lake Yongjin No.1 (Shenzhen) Investment LLP [Member]
Related Party Transaction [Line Items]
Advisory fee expense	[6]				581
Income from Fanhua Lianxing Insurance Sales Co., Ltd.[Member]
Related Party Transaction [Line Items]
Other services	[7]	1,146	178
Amount received from Fanhua Lianxing Insurance Sales Co., Ltd. [Member]
Related Party Transaction [Line Items]
Other services	[7]	¥ 494	$ 77

[1]	Zhonghui provided interest free loans to Shenzhen Red Lake Shengchuang Investment LLP (“Shengchuang”) totaling RMB718 from December 2019 to June 2020. As of June 30, 2020, RMB175 had been returned. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
[2]	Zhonghui provided interest free loans to Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. (“Jinhui”) totaling RMB119 from February 2020 to June 2020. As of June 30, 2020, RMB5 had been returned. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
[3]	Zhonghui, a subsidiary acquired by the Group in July 2018, provided an interest free loan of RMB1,000 to Shenzhen Taozhan Trade Co., Ltd. (“Taozhan”). During the year ended June 30, 2019, Taozhan repaid RMB410 to the Group. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
[4]	The Group provided a loan to Mr. Yu Haifeng in June 2018. The loan has been repaid in July 2018.
[5]	In August 2018, the Group received a short-term loan with a principal amount of RMB50,000 from Tibet Zhuli Investment Co., Ltd. (“Tibet Zhuli”), which was controlled by Fanhua Inc, the Group’s shareholder. The amounts are unsecured, bearing interest at 8.5% per annum and are repayable after 6 months from the date of the agreement. The principal and interest of the loan have been fully repaid as of June 30, 2019.
[6]	In September 2018, the Group incurred advisory fee expenses to Red Lake Yongjin No.1 (Shenzhen) Investment LLP for a potential non-performing loan project.
[7]	Starting from January 2021, the Group cooperated with Fanhua Lianxing Insurance Sales Co., Ltd (“Lianxing”) and received service fee with VAT totaling RMB1,215 and without VAT totaling RMB1,146 from marketing insurance products for Lianxing. As of June 30, 2021, RMB494 with VAT had been received.